Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Computers and equipment	5,815	16,270
Vehicle	508	508
Total	6,323	16,778
Less: accumulated depreciation	(3,237)	(5,477)
Property, plant and equipment, net	3,086	11,301

The Group had recorded depreciation expense of RMB1,222, RMB1,680 and RMB2,244 for the years ended December 31, 2016, 2017 and 2018, respectively. No impairment was recorded for the years ended December 31, 2016, 2017 and 2018.